Leases (Tables)	12 Months Ended
Mar. 31, 2026
Presentation of leases for lessee [abstract]
Roll-forward of lease right-of-used assets
The roll-forward of lease right-of-use assets is as follows:

	2026	2025
Cost	$	$
Balance - Beginning of fiscal year	30,615	33,528
Additions	4,483	120
Modifications to and disposals of lease contracts	724	(3,162)
Exchange differences	159	129
Balance - End of fiscal year	35,981	30,615

Accumulated depreciation
Balance - Beginning of fiscal year	17,901	16,453
Depreciation charge	5,088	5,220
Modifications to and disposals of lease contracts	(3,892)	(3,830)
Exchange differences	165	58
Balance - End of fiscal year	19,262	17,901

Net book value
Balance - Beginning of fiscal year	12,714	17,075
Balance - End of fiscal year	16,719	12,714

Maturity of lease liabilities
The following table presents the maturity analysis of undiscounted fixed lease payments included in the measurement of lease liabilities as at March 31, 2026:

Fiscal Year	$

2027	6,123
2028	5,700
2029	4,572
2030	3,928
2031	1,696
2032	725

Total undiscounted fixed lease payments	22,744
As at March 31, 2026 and 2025, the maturity analysis of financial liabilities represented the following:
2026

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	80,592	—	—	80,592
Other long-term liabilities	—	1,390	—	1,390
2025

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	73,075	—	—	73,075
Other long-term liabilities	—	562	—	562